Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	$ 4,433	$ 2,336
Balance as of 31 March 2024	2,268
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2,644
Increase in provisions recognized in the income statement	1,243
Release of provisions recognized in the income statement	(179)
Provisions used in conformity with designated purpose	(1,519)
Foreign currency translation and other movements	(24)
Balance as of 30 June 2024	4,433
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	3,174	1,810
Balance as of 31 March 2024	1,756
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,986
Increase in provisions recognized in the income statement	1,027
Release of provisions recognized in the income statement	(148)
Provisions used in conformity with designated purpose	(1,434)
Foreign currency translation and other movements	(13)
Balance as of 30 June 2024	3,174
Increase in IAS 37 provision related to the funding obligation	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	1,199	1,220
Balance as of 31 March 2024	1,187
Provisions recognized upon merger of UBS AG and Credit Suisse AG	14
Increase in provisions recognized in the income statement	28
Release of provisions recognized in the income statement	(11)
Provisions used in conformity with designated purpose	(10)
Foreign currency translation and other movements	(9)
Balance as of 30 June 2024	1,199
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	152	156
Balance as of 31 March 2024	152
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	152
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	2	12
Balance as of 31 March 2024	0
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	0
Balance as of 30 June 2024	2
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	280	286
Balance as of 31 March 2024	282
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2
Increase in provisions recognized in the income statement	5
Release of provisions recognized in the income statement	(6)
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	280
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	1,406	4
Balance as of 31 March 2024	4
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,964
Increase in provisions recognized in the income statement	994
Release of provisions recognized in the income statement	(131)
Provisions used in conformity with designated purpose	(1,423)
Foreign currency translation and other movements	(2)
Balance as of 30 June 2024	1,406
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	135	$ 132
Balance as of 31 March 2024	132
Provisions recognized upon merger of UBS AG and Credit Suisse AG	4
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	0
Balance as of 30 June 2024	$ 135